UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
November 11, 2011

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: $222,447(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- --------- ------ -------- ------
3M Co                          COM        88579Y101     6356    88534 SH       SOLE               88534
ABB Ltd.                       ADR        000375204     4992   292295 SH       SOLE              292295
America Movil-ADR Series L     ADR        02364W105     5952   269541 SH       SOLE              269541
Apache Corp.                   COM        037411105     4627    57667 SH       SOLE               57667
Apple Computers                COM        037833100     4618    12111 SH       SOLE               12111
BHP Billiton Plc.              COM        05545E209     5071    95540 SH       SOLE               95540
Becton Dickinson & Co.         COM        075887109     6295    85856 SH       SOLE               85856
Berkshire Hathaway Class B     COM        084670702     6575    92560 SH       SOLE               92560
CSX Corp                       COM        126408103     6402   342890 SH       SOLE              342890
Caterpillar Inc                COM        149123101     5422    73429 SH       SOLE               73429
ChevronTexaco Corp             COM        166764100      588     6351 SH       SOLE                6351
Coca Cola Co.                  COM        191216100     7144   105751 SH       SOLE              105751
Colgate Palmolive Co           COM        194162103     7730    87169 SH       SOLE               87169
Danaher Corporation            COM        235851102     7812   186279 SH       SOLE              186279
EMC Corp.                      COM        268648102     7410   353026 SH       SOLE              353026
Eli Lilly Co Inc               COM        532457108      207     5610 SH       SOLE                5610
Exxon Mobil Corporation        COM        30231G102     7398   101859 SH       SOLE              101859
Fomento Economico Mexico S.A.B COM        344419106     9403   145057 SH       SOLE              145057
Google                         COM        38259P508     7147    13875 SH       SOLE               13875
H.J. Heinz Co.                 COM        423074103     7081   140268 SH       SOLE              140268
IShares S&P Small-Cap 600 Inde ETF        464287804      507     8655 SH       SOLE                8655
International Business Machine COM        459200101     9887    56535 SH       SOLE               56535
JP Morgan Chase & Co.          COM        46625H100      232     7718 SH       SOLE                7718
Johnson & Johnson              COM        478160104     6374   100078 SH       SOLE              100078
Johnson Controls Inc.          COM        478366107     6064   229990 SH       SOLE              229990
Kraft                          COM        50075N104     7702   229368 SH       SOLE              229368
Merck                          COM        58933Y105      226     6917 SH       SOLE                6917
NextEra Energy                 COM        65339F101      314     5805 SH       SOLE                5805
Novartis AG                    ADR        66987V109     6203   111227 SH       SOLE              111227
Oracle Corp.                   COM        68389X105     7829   272412 SH       SOLE              272412
Procter & Gamble               COM        742718109      274     4343 SH       SOLE                4343
Qualcomm Inc.                  COM        747525103     9006   185194 SH       SOLE              185194
Sasol LTD Sponsored            ADR        803866300     5316   130938 SH       SOLE              130938
Schlumberger, Ltd.             COM        806857108     5259    88043 SH       SOLE               88043
Schwab (Charles) Corp.         COM        808513105     6319   560725 SH       SOLE              560725
Starbucks Corporation          COM        855244109      305     8180 SH       SOLE                8180
Stryker                        COM        863667101      317     6730 SH       SOLE                6730
Target Corp.                   COM        87612E106     7958   162272 SH       SOLE              162272
U.S. Bancorp                   COM        902973304      243    10330 SH       SOLE               10330
United Technologies Corp       COM        913017109     8167   116083 SH       SOLE              116083
Vanguard Mid-Cap VIPER         ETF        922908629      294     4518 SH       SOLE                4518
Vanguard Total Stock Market Vi ETF        922908769     1947    33736 SH       SOLE               33736
Wal-Mart Stores                COM        931142103      877    16900 SH       SOLE               16900
Yum! Brands Inc.               COM        988498101     7354   148900 SH       SOLE              148900
iShares MSCI EAFE Index Fund   ETF        464287465      218     4556 SH       SOLE                4556
iShares MSCI Emerging Markets  ETF        464287234     4405   125500 SH       SOLE              125500
iShares Russell 1000 Index Fun ETF        464287622      247     3950 SH       SOLE                3950
iShares Russell Midcap Index F ETF        464287499      316     3585 SH       SOLE                3585
Diageo PLC Ne SPn ADR E        ADR        25243Q205       38     1000 SH       SOLE                1000
Hologic Inc                    COM        436440101        1       16 SH       SOLE                  16
Petrobras Brasileiro           ADR        71654V101       20     1950 SH       SOLE                1950